BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING - Schedule of Business Acquisition Unaudited Pro Forma Information (Details) - Blockcap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total revenue	$ 586,991	$ 70,948
Operating income	$ 137,109	$ (23,354)